Shareholder Report, Holdings (Details) - C000094762	Dec. 31, 2025
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CMO
Holdings [Line Items]
Percent of Net Asset Value	10.10%
CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.70%
MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	20.70%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Agency313385RT5
Holdings [Line Items]
Percent of Total Investments	10.80%
MBS Passthrough31385W6L8
Holdings [Line Items]
Percent of Total Investments	51.90%
U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Total Investments	37.30%